Tax - Reconciliation (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Tax
UK corporation tax	25.00%	25.00%
Profit before tax	£ 4,318	£ 3,585
Expected tax charge	(1,080)	(896)
Losses and temporary differences in period where no deferred tax assets recognised	(3)	(4)
Foreign profits taxed at other rates	4	21
losses on disposals and write-downs	(6)	5
UK bank levy	(17)	(17)
regulatory and legal actions	(3)	(16)
other disallowable items	(24)	(14)
FX recycling on Ulydien capital reduction	22
RPI-related uplift on index-linked gilts	17	9
other non-taxable items	5	15
Taxable foreign exchange movements	1	(3)
Unrecognised losses bought forward and utilised	23	18
Net increase in the carrying value of deferred tax assets in respect of UK losses		26
Banking surcharge	(110)	(95)
Tax on paid-in equity dividends	37	40
Adjustments in respect of prior years	(4)	1
Actual tax charge	(1,138)	£ (910)
Deferred tax asset	1,149		£ 1,252
Deferred tax liability	376		104
Evelyn Partners
Tax
Deferred tax liabilities recognised as of acquisition date	299
Total losses carried forward
Tax
Deferred tax asset	£ 741		£ 814